Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 18, 2014
Document Information [Line Items]
Entity Registrant Name	AVALON HOLDINGS CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Public Float		$ 16,906,100
Amendment Flag	false
Entity Central Index Key	0001061069
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		3,191,100
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		612,231